Schedule of Fair value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Short-Term Debt [Line Items]
Cash and cash equivalents, carrying amount	$ 8,551,483	$ 79,845
Cash and cash equivalents, fair value	8,551,483	79,845
Senior convertible debentures, carrying amount	2,722,000
Senior convertible debentures, fair value	2,722,000
SBA loan, fair value	2,150,000
Share issuance liability, carrying amount	1,235,823
Share issuance liability, fair value	1,235,823
S B A Loans [Member]
Short-Term Debt [Line Items]
SBA loan, fair value	150,000
SBA loan, fair value	$ 150,000